Other Expense, Net	12 Months Ended
Dec. 31, 2013
Other Expense, Net Disclosure
Other Expense, Net [Text Block]

Note 4. Other Expense, Net

The components of other expense, net, in the accompanying statement of income are as follows:

(In millions)	2013	2012	2011

Interest Income	$28.0	$25.2	$26.8
Interest Expense	(262.1)	(241.6)	(175.3)
Other Items, Net	(56.0)	3.7	30.5

	$(290.1)	$(212.7)	$(118.0)

Other Items, Net

In 2013, other items, net includes $74 million of charges related to amortization of fees paid to obtain bridge financing commitments related to the Life Technologies Acquisition offset in part by $5 million of gains from sales of equity investments. Additionally, the company irrevocably contributed appreciated available-for-sale investments that had a fair value of $27 million to two of its U.K. defined benefit plans, resulting in realization of a previously unrecognized gain of $11 million.

In 2011, other items, net includes $28 million of gains on currency exchange contracts associated with the acquisition of Phadia and an $18 million gain on the sale of an equity investment accounted for under the cost method, offset in part by $10 million of fees associated with a short-term financing commitment to fund the Phadia acquisition.